Note 5 - Restatement and Revision of Financial Statements (Details Textual) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets		$ 192,202	$ 56,331
Retained earnings attributable to accumulated earnings (losses) [member]
Statement Line Items [Line Items]
Increase (decrease) for revisions			$ (14,208)
TEXAS | Increase (decrease) due to corrections of prior period errors [member]
Statement Line Items [Line Items]
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	$ 53,700
UNITED KINGDOM | Increase (decrease) due to corrections of prior period errors [member]
Statement Line Items [Line Items]
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	$ 57,500